Schedule Of Weighted-Average Actuarial Assumptions Used (Detail)	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Discount rate	3.56%	4.08%
Rate of compensation increase	3.87%	3.74%